Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Loans, including fees	$ 3,963			$ 4,036						$ 7,893	$ 7,874	$ 15,937	$ 15,833
Securities:
Taxable	268			303						530	620	1,185	1,294
Tax-exempt	244			274						490	564	1,058	1,113
Federal Home Loan Bank dividends	30			26						52	65	114	99
Federal funds sold and interest bearing deposits with banks	50			24						86	42	105	72
Total interest income	4,555	$ 4,588	$ 4,646	4,663	$ 4,502	$ 4,632	$ 4,649	$ 4,554	$ 4,576	9,051	9,165	18,399	18,411
INTEREST EXPENSE
Deposits	239			291						482	580	1,127	1,474
Retail repurchase agreements	0			6						0	12	12	28
Advances from Federal Home Loan Bank	0			0						0	3	5	151
Total interest expense	239	269	280	297	298	347	408	440	458	482	595	1,144	1,653
Net interest income	4,316	4,319	4,366	4,366	4,204	4,285	4,241	4,114	4,118	8,569	8,570	17,255	16,758
Provision for loan losses	50	0	75	90	25	150	100	225	250	50	115	190	725
Net interest income after provision for loan losses	4,266	4,319	4,291	4,276	4,179	4,135	4,141	3,889	3,868	8,519	8,455	17,065	16,033
NONINTEREST INCOME
Service charges on deposit accounts	856			822						1,630	1,545	3,189	3,112
Commission income	85			120						184	198	546	355
Gain on sale of securities	0			54						0	54	54	29
Gain on sale of loans	178			212						486	319	713	842
Mortgage brokerage fees	33			9						46	14	45	48
Increase in cash surrender value of life insurance	34			40						67	77	150	160
Other income	28			30						165	59	239	94
Total noninterest income	1,214	1,232	1,438	1,287	979	1,079	1,211	1,188	1,162	2,578	2,266	4,936	4,640
NONINTEREST EXPENSE
Compensation and benefits	1,971			1,836						3,981	3,671	7,661	7,143
Occupancy and equipment	312			293						623	612	1,198	1,166
Data processing	406			397						830	764	1,591	1,458
Professional fees	380			153						581	298	721	686
Advertising	79			69						148	133	288	262
Other operating expenses	613			601						1,277	1,170	2,623	2,616
Total noninterest expense	3,761	3,843	3,591	3,349	3,299	3,433	3,270	3,306	3,322	7,440	6,648	14,082	13,331
Income before income taxes	1,719	1,708	2,138	2,214	1,859	1,781	2,082	1,771	1,708	3,657	4,073	7,919	7,342
Income tax expense	487	450	611	692	559	534	653	557	511	956	1,251	2,312	2,255
Net Income	1,232	1,258	1,527	1,522	1,300	1,247	1,429	1,214	1,197	2,701	2,822	5,607	5,087
Less: net income attributable to noncontrolling interest in subsidiary	4	3	3	4	3	3	3	4	3	7	7	13	13
Net Income Attributable to First Capital, Inc.	$ 1,228	$ 1,255	$ 1,524	$ 1,518	$ 1,297	$ 1,244	$ 1,426	$ 1,210	$ 1,194	$ 2,694	$ 2,815	$ 5,594	$ 5,074
Earnings per common share attributable to First Capital, Inc.
Basic (in Dollars per share)	$ 0.45	$ 0.45	$ 0.56	$ 0.55	$ 0.47	$ 0.45	$ 0.51	$ 0.43	$ 0.43	$ 0.98	$ 1.02	$ 2.03	$ 1.82
Diluted (in Dollars per share)	0.45			0.55						0.98	1.02	2.03	1.82
Dividends per share (in Dollars per share)	$ 0.21			$ 0.21						$ 0.42	$ 0.42	$ 0.84	$ 0.80